Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities [Abstract]
Summary of Assets Liabilities and Networth of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated variable interest entities (“VIEs”) before eliminations, which are included in the Consolidated Balance Sheets as of December 31, 2023 and December 31, 2022. All of these entities were determined to be VIEs as the Company possesses the power to direct activities through written agreements and is subject to the risks and rewards as a primary beneficiary:

	December 31, 2023	December 31, 2022
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Current assets	$15,485	$17,506
Non-current assets	75,622	63,212
Current liabilities	(1,476)	(3,158)
Non-current liabilities	(124,793)	(108,113)
Non-controlling interests	258	—
Deficit attributable to Cresco Labs Inc.	34,904	30,553

Summary of Income Expenses and Net Income Loss of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIEs before eliminations, which are included in the Consolidated Statements of Operations for the years ended December 31, 2023 and 2022:

($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Revenue	$25,046	$12,659
Net loss attributable to non-controlling interests	(258)	—
Net loss attributable to Cresco Labs Inc.	(4,445)	(8,617)
Net loss	(4,703)	(8,617)